CHANGES TO COMPARATIVE DATA - Changes in operating assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [line items]
Change in amounts due from fellow Lloyds Banking Group undertakings	£ (77)	£ (1)	£ 1,116
Change in other financial assets held at amortised cost	(167)	3,406	(8,714)
Change in financial assets at fair value through profit or loss	427	(124)	610
Change in derivative financial instruments	(2,877)	1,548	479
Change in other operating assets	(206)	345	627
Change in operating assets	£ (2,900)	£ 5,174	(5,882)
Previously Reported
Disclosure of reclassifications or changes in presentation [line items]
Change in amounts due from fellow Lloyds Banking Group undertakings			1,116
Change in other financial assets held at amortised cost			(9,688)
Change in financial assets at fair value through profit or loss			610
Change in derivative financial instruments			479
Change in other operating assets			627
Change in operating assets			(6,856)
Adjustments
Disclosure of reclassifications or changes in presentation [line items]
Change in amounts due from fellow Lloyds Banking Group undertakings			0
Change in other financial assets held at amortised cost			974
Change in financial assets at fair value through profit or loss			0
Change in derivative financial instruments			0
Change in other operating assets			0
Change in operating assets			£ 974